Summary of prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Prepaid Expenses And Other Assets
Prepaid insurance	$ 1,945	$ 81
Prepaid research and development	569	97
Other	388	112
Total	$ 2,902	$ 290